Note 21 - Segmented Information - Revenues and Long-lived Assets by Geographic Location (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Revenues	$ 5,216,894	$ 4,334,548
Total long-lived assets	2,605,378	2,230,323
UNITED STATES
Revenues	4,566,136	3,771,219
Total long-lived assets	2,178,444	1,827,117
CANADA
Revenues	650,758	563,329
Total long-lived assets	$ 426,934	$ 403,206